Note 16 - Intangible assets, net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Acquired Intangible Assets	$ 1,956,804	$ 2,152,750	$ 1,550,691